CONDENSED CONSOLIDATED BALANCE SHEETS (unaudited) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010
Real estate investments
Property owned	$ 1,770,798	$ 1,800,519
Less accumulated depreciation	(328,952)	(308,626)
	1,441,846	1,491,893
Development in progress	9,693	2,831
Unimproved land	6,550	6,007
Mortgage loans receivable, net of allowance of $3 and $3, respectively	156	158
Total real estate investments	1,458,245	1,500,889
Other assets
Cash and cash equivalents	41,191	54,791
Marketable securities - available-for-sale	625	420
Receivable arising from straight-lining of rents, net of allowance of $996 and $912, respectively	18,933	17,320
Accounts receivable, net of allowance of $317 and $257, respectively	5,646	4,916
Real estate deposits	329	516
Prepaid and other assets	2,351	1,189
Intangible assets, net of accumulated amortization of $42,154 and $39,571, respectively	49,832	50,700
Tax, insurance, and other escrow	15,268	9,301
Property and equipment, net of accumulated depreciation of $1,231 and $924, respectively	1,704	1,392
Goodwill	1,127	1,388
Deferred charges and leasing costs, net of accumulated amortization of $13,675 and $13,131, respectively	20,112	18,108
TOTAL ASSETS	1,615,363	1,660,930
LIABILITIES
Accounts payable and accrued expenses	37,879	38,514
Revolving lines of credit	30,000	6,550
Mortgages payable	993,803	1,057,619
Other	8,404	1,320
TOTAL LIABILITIES	1,070,086	1,104,003
COMMITMENTS AND CONTINGENCIES (NOTE 15)
REDEEMABLE NONCONTROLLING INTERESTS - CONSOLIDATED REAL ESTATE ENTITIES	987	1,812
Investors Real Estate Trust shareholders' equity
Preferred Shares of Beneficial Interest (Cumulative redeemable preferred shares, no par value, 1,150,000 shares issued and outstanding at April 30, 2011 and April 30, 2010, aggregate liquidation preference of $28,750,000)	27,317	27,317
Common Shares of Beneficial Interest (Unlimited authorization, no par value, 80,523,265 shares issued and outstanding at April 30, 2011, and 75,805,159 shares issued and outstanding at April 30, 2010)	621,936	583,618
Accumulated distributions in excess of net income	(237,563)	(201,412)
Total Investors Real Estate Trust shareholders' equity	411,690	409,523
Noncontrolling interests - Operating Partnership (20,067,350 units at April 30, 2011 and 20,521,365 units at April 30, 2010)	123,627	134,970
Noncontrolling interests - consolidated real estate entities	8,973	10,622
Total equity	544,290	555,115
TOTAL LIABILITIES AND EQUITY	$ 1,615,363	$ 1,660,930

CONDENSED CONSOLIDATED BALANCE SHEETS (unaudited) (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Apr. 30, 2011	Apr. 30, 2010
Real estate investments
Mortgage loans receivable, net of allowance (in dollars)	$ 3	$ 3
Other assets
Receivable arising from straight-lining of rents, net of allowance (in dollars)	996	912
Accounts receivable, net of allowance (in dollars)	317	257
Intangible assets, net of accumulated amortization (in dollars)	42,154	39,571
Property and equipment, net of accumulated depreciation (in dollars)	1,231	924
Deferred charges and leasing costs, net of accumulated amortization (in dollars)	13,675	13,131
EQUITY
Preferred Shares of Beneficial Interest, no par value (in dollars per share)	$ 0	$ 0
Preferred Shares of Beneficial Interest, shares issued (in shares)	1,150,000	1,150,000
Preferred Shares of Beneficial Interest, shares outstanding (in shares)	1,150,000	1,150,000
Preferred Shares of Beneficial Interest, aggregate liquidation preference (in dollars)	$ 28,750,000	$ 28,750,000
Common Shares of Beneficial Interest, no par value (in dollars per share)	$ 0	$ 0
Common Shares of Beneficial Interest, shares issued (in shares)	80,523,265	75,805,159
Common Shares of Beneficial Interest, shares outstanding (in shares)	80,523,265	75,805,159
Noncontrolling interests - Operating Partnership (in shares)	20,067,350	20,521,365

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
REVENUE
Real estate rentals	$ 192,178	$ 186,321	$ 183,153
Tenant reimbursement	45,007	44,994	45,167
TOTAL REVENUE	237,185	231,315	228,320
EXPENSES
Depreciation/amortization related to real estate investments	55,809	55,054	52,335
Utilities	18,238	17,101	18,112
Maintenance	29,240	26,972	26,431
Real estate taxes	30,852	30,210	29,077
Insurance	2,304	3,615	2,864
Property management expenses	21,276	18,380	16,716
Administrative expenses	6,617	5,716	4,430
Advisory and trustee services	605	502	452
Other expenses	1,774	2,513	1,440
Amortization related to non-real estate investments	2,679	2,362	2,060
Impairment of real estate investments	0	708	0
TOTAL EXPENSES	169,394	163,133	153,917
Gain on involuntary conversion	0	1,660	0
Interest expense	(63,941)	(65,581)	(64,928)
Interest income	259	539	599
Other income	282	355	314
Income from continuing operations	4,391	5,155	10,388
Income (loss) from discontinued operations	19,960	(570)	325
NET INCOME	24,351	4,585	10,713
Net income attributable to noncontrolling interests - Operating Partnership	(4,449)	(562)	(2,227)
Net loss (income) attributable to noncontrolling interests - consolidated real estate entities	180	(22)	40
Net income attributable to Investors Real Estate Trust	20,082	4,001	8,526
Dividends to preferred shareholders	(2,372)	(2,372)	(2,372)
NET INCOME AVAILABLE TO COMMON SHAREHOLDERS	$ 17,710	$ 1,629	$ 6,154
Earnings per common share from continuing operations - Investors Real Estate Trust - basic and diluted	$ 0.02	$ 0.04	$ 0.1
Earnings (loss) per common share from discontinued operations - Investors Real Estate Trust - basic and diluted	$ 0.2	$ (0.01)	$ 0.01
NET INCOME PER COMMON SHARE - BASIC & DILUTED	$ 0.22	$ 0.03	$ 0.11
DIVIDENDS PER COMMON SHARE	$ 0.686	$ 0.6845	$ 0.677

CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (unaudited) (USD $) In Thousands, except Share data	PREFERRED STOCK	COMMON STOCK	ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET INCOME	NONCONTROLLING INTERESTS	Total
Balance at Apr. 30, 2008	$ 27,317	$ 439,255	$ (122,498)	$ 173,557	$ 517,631
Balance, shares (in shares) at Apr. 30, 2008	1,150	57,732
Net income attributable to Investors Real Estate Trust and nonredeemable noncontrolling interests			8,526	2,134	10,660
Distributions - common shares and units			(39,612)	(14,383)	(53,995)
Distributions - preferred shares			(2,372)		(2,372)
Distribution reinvestment plan		11,385			11,385
Distribution reinvestment plan, shares (in shares)		1,186
Shares issued		5,978			5,978
Shares issued, shares (in shares)		641
Partnership units issued				3,730	3,730
Redemption of units for common shares		5,034		(5,034)	0
Redemption of units for common shares, shares (in shares)		746
Adjustments to redeemable noncontrolling interests		6			6
Fractional shares repurchased		(10)			(10)
Fractional shares repurchased (in shares)		(1)
Other				394	394
Balance at Apr. 30, 2009	27,317	461,648	(155,956)	160,398	493,407
Balance, shares (in shares) at Apr. 30, 2009	1,150	60,304
Net income attributable to Investors Real Estate Trust and nonredeemable noncontrolling interests			4,001	524	4,525
Distributions - common shares and units			(47,085)	(14,261)	(61,346)
Distributions - preferred shares			(2,372)		(2,372)
Distribution reinvestment plan		10,534			10,534
Distribution reinvestment plan, shares (in shares)		1,240
Shares issued		108,421			108,421
Shares issued, shares (in shares)		13,555
Partnership units issued				3,897	3,897
Redemption of units for common shares		3,755		(3,755)	0
Redemption of units for common shares, shares (in shares)		707
Adjustments to redeemable noncontrolling interests		(192)			(192)
Fractional shares repurchased		(11)			(11)
Fractional shares repurchased (in shares)		(1)
Other		(537)		(1,211)	(1,748)
Balance at Apr. 30, 2010	27,317	583,618	(201,412)	145,592	555,115
Balance, shares (in shares) at Apr. 30, 2010	1,150	75,805
Net income attributable to Investors Real Estate Trust and nonredeemable noncontrolling interests			20,082	4,282	24,364
Distributions - common shares and units			(53,861)	(13,803)	(67,664)
Distributions - preferred shares			(2,372)		(2,372)
Distribution reinvestment plan		11,373			11,373
Distribution reinvestment plan, shares (in shares)		1,334
Shares issued		19,851			19,851
Shares issued, shares (in shares)		2,376
Partnership units issued				4,996	4,996
Redemption of units for common shares		6,905		(6,905)	0
Redemption of units for common shares, shares (in shares)		1,009
Adjustments to redeemable noncontrolling interests		370			370
Fractional shares repurchased		(10)			(10)
Fractional shares repurchased (in shares)		(1)
Other		(171)		(1,562)	(1,733)
Balance at Apr. 30, 2011	$ 27,317	$ 621,936	$ (237,563)	$ 132,600	$ 544,290
Balance, shares (in shares) at Apr. 30, 2011	1,150	80,523

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (unaudited) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income	$ 24,351	$ 4,585	$ 10,713
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	61,344	61,184	57,832
Gain on sale of real estate, land and other investments	(19,365)	(68)	(54)
Gain on involuntary conversion	0	(1,660)	0
Impairment of real estate investments	0	1,678	338
Donation of real estate investments	0	450	0
Bad debt expense	733	1,399	2,472
Changes in other assets and liabilities:
Increase in receivable arising from straight-lining of rents	(1,732)	(1,443)	(2,403)
Increase in accounts receivable	(914)	(3,371)	(603)
Increase in prepaid and other assets	(1,162)	(138)	(702)
Decrease (increase) in tax, insurance and other escrow	1,469	(2,040)	1,381
Increase in deferred charges and leasing costs	(6,501)	(4,731)	(5,686)
Increase (decrease) in accounts payable, accrued expenses and other liabilities	551	5,567	(3,153)
Net cash provided by operating activities	58,774	61,412	60,135
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from real estate deposits	2,766	2,588	3,645
Payments for real estate deposits	(2,579)	(3,016)	(2,354)
Principal proceeds on mortgage loans receivable	2	2	389
Proceeds from sale of marketable securities - available-for-sale	95	0	0
Purchase of marketable securities available-for-sale	(300)	0	0
Increase in lender holdbacks for improvements	(7,436)	0	0
Proceeds from sale of real estate - discontinued operations	81,539	103	68
Proceeds from sale of real estate and other investments	74	40	0
Insurance proceeds received	347	1,395	2,962
Payments for acquisitions and improvements of real estate investments	(62,824)	(80,069)	(59,077)
Net cash provided (used) by investing activities	11,684	(78,957)	(54,367)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from mortgages payable	139,947	166,490	73,530
Principal payments on mortgages payable	(213,658)	(180,482)	(67,230)
Principal payments on revolving lines of credit and other debt	(25,650)	(15,567)	(14,073)
Proceeds from revolving lines of credit and other debt	56,300	15,500	20,500
Proceeds from sale of common shares, net of issue costs	19,598	108,271	5,978
Repurchase of fractional shares and partnership units	(10)	(11)	(10)
Net (payments) proceeds from noncontrolling partner - consolidated real estate entities	(425)	(475)	717
Distributions paid to common shareholders, net of reinvestment of $10,627, $9,762 and $10,603, respectively	(43,234)	(37,323)	(29,009)
Distributions paid to preferred shareholders	(2,372)	(2,372)	(2,372)
Distributions paid to noncontrolling interests - Unitholders of the Operating Partnership, net reinvestment of $746, $772 and $782, respectively	(13,057)	(13,489)	(13,601)
Distributions paid to noncontrolling interests - consolidated real estate entities	(1,055)	(1,273)	(165)
Distributions paid to redeemable noncontrolling interests - consolidated real estate entities	(442)	(177)	(112)
Redemption of partnership units	0	0	(158)
Net cash (used) provided by financing activities	(84,058)	39,092	(26,005)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(13,600)	21,547	(20,237)
CASH AND CASH EQUIVALENTS AT END OF YEAR	54,791	33,244	53,481
CASH AND CASH EQUIVALENTS AT END OF PERIOD	41,191	54,791	33,244
SUPPLEMENTARY SCHEDULE OF NON-CASH INVESTING AND FINANCING
Distribution reinvestment plan	10,627	9,762	10,603
Operating partnership distribution reinvestment plan	746	772	782
Assets acquired through the issuance of operating partnership units	4,996	3,897	3,730
Operating partnership units converted to shares	6,905	3,755	5,034
Real estate investment acquired through assumption of indebtedness and accrued costs	9,895	2,569	0
Adjustments to accounts payable included within real estate investments	933	324	(90)
Fair value adjustments to redeemable noncontrolling interests	370	(192)	6
Cash paid during the year for:
Interest on mortgages	63,163	67,234	67,947
Interest other	1,399	682	421
Cash paid during the period, total	$ 64,562	$ 67,916	$ 68,368

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (unaudited) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
CASH FLOWS FROM FINANCING ACTIVITIES
Distributions paid to common shareholders, net of reinvestment	$ 10,627	$ 9,762	$ 10,603
Distributions paid to noncontrolling interests - Unitholders of the Operating Partnership, net reinvestment	$ 746	$ 772	$ 782

ORGANIZATION	12 Months Ended
Apr. 30, 2011
Notes To Financial Statements [Abstract]
ORGANIZATION
NOTE 1 • ORGANIZATION

Investors Real Estate Trust (“IRET” or the “Company”) is a self-advised real estate investment trust engaged in acquiring, owning and leasing multi-family and commercial real estate. IRET has elected to be taxed as a Real Estate Investment Trust (“REIT”) under Sections 856-860 of the Internal Revenue Code of 1986, as amended. REITs are subject to a number of organizational and operational requirements, including a requirement to distribute 90% of ordinary taxable income to shareholders, and, generally, are not subject to federal income tax on net income, except for taxes on undistributed REIT taxable income and taxes on the income generated by our taxable REIT subsidiary (“TRS”). Our TRS is subject to corporate federal and state income tax on its taxable income at regular statutory rates. We have considered estimated future taxable income and have determined that there were no material income tax provisions or material net deferred income tax items for our TRS for the years ended April 30, 2011 and 2010. IRET’s multi-family residential properties and commercial properties are located mainly in the states of North Dakota and Minnesota, but also in the states of Colorado, Idaho, Iowa, Kansas, Michigan, Missouri,  Montana, Nebraska, South Dakota, Wisconsin and Wyoming. As of April 30, 2011, IRET owned 78 multi-family residential properties with approximately 8,661 apartment units and 176 commercial properties, consisting of commercial office, commercial medical, commercial industrial and commercial retail properties, totaling approximately 12.2 million net rentable square feet. IRET conducts a majority of its business activities through its consolidated operating partnership, IRET Properties, a North Dakota Limited Partnership (the “Operating Partnership”), as well as through a number of other subsidiary entities.

All references to IRET or the Company refer to Investors Real Estate Trust and its consolidated subsidiaries.

BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Apr. 30, 2011
Notes To Financial Statements [Abstract]
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 . BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying consolidated financial statements include the accounts of IRET and all subsidiaries in which it maintains a controlling interest. All intercompany balances and transactions are eliminated in consolidation. The Company's fiscal year ends April 30th.

The accompanying consolidated financial statements include the accounts of IRET and its general partnership interest in the Operating Partnership. The Company's interest in the Operating Partnership was 80.1% and 78.7%, respectively, as of April 30, 2011 and 2010, which includes 100% of the general partnership interest. The limited partners have a redemption option that they may exercise. Upon exercise of the redemption option by the limited partners, IRET has the option of redeeming the limited partners' interests ("Units") for IRET common shares of beneficial interest, on a one-for-one basis, or for cash payment to the unitholder. The redemption generally may be exercised by the limited partners at any time after the first anniversary of the date of the acquisition of the Units (provided, however, that not more than two redemptions by a limited partner may occur during each calendar year, and each limited partner may not exercise the redemption for less than 1,000 Units, or, if such limited partner holds less than 1,000 Units, for all of the Units held by such limited partner). Some limited partners have contractually agreed to a holding period of greater than one year.

The consolidated financial statements also reflect the ownership by the Operating Partnership of certain joint venture entities in which the Operating Partnership has a general partner or controlling interest. These entities are consolidated into IRET's other operations with noncontrolling interests reflecting the noncontrolling partners' share of ownership and income and expenses.

RECENT ACCOUNTING PRONOUNCEMENTS

In January 2011, the Financial Accounting Standards Board ("FASB") issued an update to the guidance contained in Accounting Standards Codification ("ASC") 310, Receivables.  The new guidance requires companies to provide more information about the credit quality of their financing receivables in the disclosures to financial statements including, but not limited to, significant purchases and sales of financing receivables, aging information and credit quality indicators. The adoption of this accounting guidance did not have a significant impact on the Company's consolidated financial statements.

2011 Annual Report F-8

NOTE 2 . continued

In January 2010, the FASB issued ASU No. 2010-06, Improving Disclosures About Fair Value ("ASU 2010-06"), which requires new disclosures about fair value measurements. Specifically, a reporting entity should disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. Additionally, the reconciliation for Level 3 fair value measurements should present separately information about purchasers, sales, issuances and settlements. To date, the Company has not had any transfers in and out of Level 1 and Level 2 fair value measurements, nor does it have any Level 3 fair value measurements. Therefore, ASU 2010-06 did not have any impact on the fair value disclosures included in the Company's consolidated financial statements.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

REAL ESTATE INVESTMENTS

Real estate investments are recorded at cost less accumulated depreciation and an adjustment for impairment, if any. Acquisitions of real estate investments are recorded based upon preliminary allocations of the purchase price which are subject to adjustment as additional information is obtained, but in no case more than one year after the date of acquisition. The Company allocates the purchase price based on the relative fair values of the tangible and intangible assets of an acquired property (which includes the land, building, and personal property) which are determined by valuing the property as if it were vacant and to fair value of the intangible assets (which include in-place leases.) The as-if-vacant value is allocated to land, buildings, and personal property based on management's determination of the relative fair values of these assets. The estimated fair value of the property is the amount that would be recoverable upon the disposition of the property. Techniques used to estimate fair value include discounted cash flow analysis and reference to recent sales of comparables. A land value is assigned based on the purchase price if land is acquired separately or based on estimated fair value if acquired in a merger or in a single or portfolio acquisition.

Above-market and below-market in-place lease intangibles for acquired properties are recorded at fair value based on the present value (using an interest rate which reflects the risks associated with the leases acquired) of the difference between (i) the contractual amounts to be paid pursuant to the in-place leases and (ii) management's estimate of market lease rates for the corresponding in-place leases, measured over a period equal to the remaining non-cancelable term of the lease.

Other intangible assets acquired include amounts for in-place lease values that are based upon the Company's evaluation of the specific characteristics of the leases. Factors considered in the fair value analysis include an estimate of carrying costs and foregone rental income during hypothetical expected lease-up periods, considering current market conditions, and costs to execute similar leases. The Company also considers information about each property obtained during its pre-acquisition due diligence, marketing and leasing activities in estimating the relative fair value of the tangible and intangible assets acquired.

Depreciation is computed on a straight-line basis over the estimated useful lives of the assets. The Company uses a 20-40 year estimated life for buildings and improvements and a 5-12 year estimated life for furniture, fixtures and equipment.

Expenditures for ordinary maintenance and repairs are expensed to operations as incurred. Renovations and improvements that improve and/or extend the useful life of the asset are capitalized and depreciated over their estimated useful life, generally five to ten years. Property sales or dispositions are recorded when title transfers and sufficient consideration has been received by the Company and the Company has no significant involvement with the property sold.

The Company periodically evaluates its long-lived assets, including its investments in real estate, for impairment indicators. The judgments regarding the existence of impairment indicators are based on factors such as operational

2011 Annual Report F-9

NOTE 2 . continued

performance, market conditions, expected holding period of each asset and legal and environmental concerns. If indicators exist, the Company compares the expected future undiscounted cash flows for the long-lived asset against the carrying amount of that asset. If the sum of the estimated undiscounted cash flows is less than the carrying amount of the asset, an impairment loss is recorded for the difference between the estimated fair value and the carrying amount of the asset. If our anticipated holding period for properties, the estimated fair value of properties or other factors change based on market conditions or otherwise, our evaluation of impairment charges may be different and such differences could be material to our consolidated financial statements. The evaluation of anticipated cash flows is subjective and is based, in part, on assumptions regarding future occupancy, rental rates and capital requirements that could differ materially from actual results. Plans to hold properties over longer periods decrease the likelihood of recording impairment losses. No impairment losses were recorded in fiscal year 2011.  During fiscal year 2010, the Company incurred a loss of $1.7 million due to impairment of three properties. The Company recorded a charge for impairment of approximately $818,000 on a commercial retail property in Ladysmith, Wisconsin, based upon receipt of a market offer to purchase and the Company's probable intention to dispose of the property. The Company recorded a charge for impairment of approximately $152,000 on its former headquarters building in Minot, North Dakota, based upon receipt and acceptance of a market offer to purchase. These two properties were subsequently sold and the related impairment charges for fiscal year 2010 are reported in discontinued operations. See Note 12 for additional information. The Company also recorded an impairment charge of approximately $708,000 on a commercial retail property located in Kentwood, Michigan, in fiscal year 2010.  This property's tenant vacated the premises but continued to pay rent under a lease agreement that expired on October 29, 2010.  Broker representations and market data for this commercial retail property provided the basis for the impairment charge. During fiscal year 2009,  the Company incurred a loss of approximately $338,000 due to impairment of the property formerly used as IRET's Minot headquarters. This property was subsequently sold and the related impairment charge for fiscal year 2009 is reported in discontinued operations. See Note 12 for additional information.

REAL ESTATE HELD FOR SALE

Real estate held for sale is stated at the lower of its carrying amount or estimated fair value less disposal costs. Depreciation is not recorded on assets classified as held for sale.

The application of current accounting principles that govern the classification of any of our properties as held-for-sale on the balance sheet requires management to make certain significant judgments. The Company makes a determination as to the point in time that it is probable that a sale will be consummated. It is not unusual for real estate sales contracts to allow potential buyers a period of time to evaluate the property prior to formal acceptance of the contract. In addition, certain other matters critical to the final sale, such as financing arrangements, often remain pending even upon contract acceptance. As a result, properties under contract may not close within the expected time period, or may not close at all. Due to these uncertainties, it is not likely that the Company can meet the criteria of the current accounting principles governing the classification of properties as held-for-sale prior to a sale formally closing. Therefore, any properties categorized as held-for-sale represent only those properties that management has determined are probable to close within the requirements set forth in current accounting principles.

The Company reports, in discontinued operations, the results of operations of a property that has either been disposed of or is classified as held for sale and the related gains or losses.

IDENTIFIED INTANGIBLE ASSETS AND LIABILITIES AND GOODWILL

Upon acquisition of real estate, the Company records the intangible assets and liabilities acquired (for example, if the leases in place for the real estate property acquired carry rents above the market rent, the difference is classified as an intangible asset) at their estimated fair value separate and apart from goodwill.  The Company amortizes identified intangible assets and liabilities that are determined to have finite lives based on the period over which the assets and liabilities are expected to affect, directly or indirectly, the future cash flows of the real estate property acquired (generally the life of the lease).  In the twelve months ended April 30, 2011 and 2010, respectively, the Company added approximately $6.5 million and $7.5 million of new intangible assets and $32,000 and $20,000 of new intangible liabilities. The weighted average lives of the intangible assets and intangible liabilities acquired in the twelve months ended April 30, 2011 and 2010 are 9.5 years and 17.4 years, respectively.  Amortization of

2011 Annual Report F-10

NOTE 2 . continued

intangibles related to above or below-market leases is recorded in real estate rentals in the consolidated statements of operations. Amortization of other intangibles is recorded in depreciation/amortization related to real estate investments in the consolidated statements of operations. Intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that their carrying amount may not be recoverable.  An impairment loss is recognized if the carrying amount of an intangible asset is not recoverable and its carrying amount exceeds its estimated fair value.

The Company's identified intangible assets and intangible liabilities at April 30, 2011 and 2010 were as follows:

	(in thousands)
	April 30, 2011	April 30, 2010
Identified intangible assets (included in intangible assets):
Gross carrying amount	$91,986	$90,271
Accumulated amortization	(42,154)	(39,571)
Net carrying amount	$49,832	$50,700

Indentified intangible liabilities (included in other liabilities):
Gross carrying amount	$1,104	$1,260
Accumulated amortization	(900)	(940)
Net carrying amount	$204	$320

The effect of amortization of acquired below-market leases and acquired above-market leases on rental income was approximately $(72,000) and $(45,000) for the twelve months ended April 30, 2011 and 2010, respectively. The estimated annual amortization of acquired below-market leases, net of acquired above-market leases for each of the five succeeding fiscal years is as follows:

Year Ended April 30,	(in thousands)
2012	$45
2013	32
2014	35
2015	18
2016	14

Amortization of all other identified intangible assets (a component of depreciation/amortization related to real estate investments) was $7.1 million and $8.7 million for the twelve months ended April 30, 2011 and 2010, respectively. The estimated annual amortization of all other identified intangible assets for each of the five succeeding fiscal years is as follows:

Year Ended April 30,	(in thousands)
2012	$5,521
2013	4,546
2014	4,140
2015	3,783
2016	3,566

The excess of the cost of an acquired business over the net of the amounts assigned to assets acquired (including identified intangible assets) and liabilities assumed is recorded as goodwill. The Company's goodwill has an indeterminate life and is not amortized, but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Goodwill book values as of April 30, 2011 and 2010 were $1.1 million and $1.4 million, respectively. The annual reviews of goodwill compared the fair value of the business units that have been assigned goodwill to their carrying value (investment cost less accumulated depreciation), with the results for these periods indicating no impairment. In fiscal year 2011 the Company disposed of four multi-family residential properties that had goodwill assigned, and as result, approximately $261,000 of goodwill was derecognized.

2011 Annual Report F-11

NOTE 2 . continued

PROPERTY AND EQUIPMENT

Property and equipment consists of the equipment contained at IRET's headquarters in Minot, North Dakota, a corporate office in Minneapolis, Minnesota, and additional property management offices in Kansas, Minnesota, Missouri, Montana, Nebraska, North Dakota and South Dakota. The balance sheet reflects these assets at cost, net of accumulated depreciation. As of April 30, 2011 and 2010, the cost was $2.9 million and $2.3 million, respectively. Accumulated depreciation was approximately $1.2 million and $924,000 as of April 30, 2011 and 2010, respectively.

MORTGAGE LOANS RECEIVABLE

Mortgage loans receivable (which include contracts for deed) are stated at the outstanding principal balance, net of an allowance for uncollectibility. Interest income is accrued and reflected in the balance sheet. Non-performing loans are recognized as impaired. The Company evaluates the collectibility of both interest and principal of each of its loans, if circumstances warrant, to determine whether the loan is impaired. A loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the existing contractual terms. An allowance is recorded to reduce impaired loans to their estimated fair value. Interest on impaired loans is recognized on a cash basis.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include all cash and highly liquid investments purchased with maturities of three months or less. Cash and cash equivalents consist of the Company's bank deposits and short-term investment certificates acquired subject to repurchase agreements, and the Company's deposits in a money market mutual fund.

COMPENSATING BALANCES

The Company maintains compensating balances, not restricted as to withdrawal, with several financial institutions in connection with financing received from those institutions and/or to ensure future credit availability, as follows: Dacotah Bank, Minot, North Dakota, a deposit of $350,000; United Community Bank, Minot, North Dakota, deposit of $275,000; Commerce Bank, A Minnesota Banking Corporation, deposit of $250,000; First International Bank, Watford City, North Dakota, deposit of $6.0 million; Peoples State Bank of Velva, North Dakota, deposit of $150,000; Associated Bank, Green Bay, Wisconsin, deposit of $200,000, and Equity Bank, Minnetonka, Minnesota, deposit of $300,000.

MARKETABLE SECURITIES

IRET's investments in marketable securities are classified as "available-for-sale." The securities classified as "available-for-sale" represent investments in debt and equity securities which the Company intends to hold for an indefinite period of time. These securities are valued at current fair value with the resulting unrealized gains and losses excluded from earnings and reported as a separate component of equity until realized. GAAP establishes a valuation hierarchy for disclosure of the inputs to valuation used to measure fair value. This hierarchy prioritizes the inputs into three broad levels as follows. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument. Level 3 inputs are unobservable inputs based upon our own assumptions used to measure assets and liabilities at fair value. A financial asset or liability's classification within the hierarchy is determined based on the lowest level of input that is significant to the fair value measurement.  At April 30, 2011, our marketable securities are carried at fair value measured on a recurring basis. Fair values are determined through the use of unadjusted quoted prices in active markets, which are inputs that are classified as Level 1 in the valuation hierarchy. Gains or losses on these securities are computed based on the amortized cost of the specific securities when sold.

All securities with unrealized losses are subjected to the Company's process for identifying other-than-temporary impairments. The Company records a charge to earnings to write down to fair value securities that it deems to be other-than-temporarily impaired in the period the securities are deemed to be other-than-temporarily impaired. The

2011 Annual Report F-12

NOTE 2 . continued

assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors in making this assessment. Those factors include, but are not limited to, the length and severity of the decline in value and changes in the credit quality of the issuer or underlying assets, as well as the Company's ability and intent to hold the security until recovery. The Company does not engage in trading activities.

ALLOWANCE FOR DOUBTFUL ACCOUNTS

Management evaluates the appropriate amount of the allowance for doubtful accounts by assessing the recoverability of individual real estate mortgage loans and rent receivables, through a comparison of their carrying amount with their estimated realizable value. Management considers tenant financial condition, credit history and current economic conditions in establishing these allowances. Receivable balances are written off when deemed uncollectible. Recoveries of receivables previously written off, if any, are recorded when received. A summary of the changes in the allowance for doubtful accounts for fiscal years ended April 30, 2011, 2010 and 2009 is as follows:

	(in thousands)
	2011	2010	2009
Balance at beginning of year	$1,172	$1,131	$1,264
Provision	733	1,399	2,472
Write-off	(589)	(1,358)	(2,605)
Balance at close of year	$1,316	$1,172	$1,131

TAX, INSURANCE, AND OTHER ESCROW

Tax, insurance, and other escrow includes funds deposited with a lender for payment of real estate tax and insurance, and reserves for funds to be used for replacement of structural elements and mechanical equipment of certain projects. The funds are under the control of the lender. Disbursements are made after supplying written documentation to the lender.

REAL ESTATE DEPOSITS

Real estate deposits include funds held by escrow agents to be applied toward the purchase of real estate or the payment of loan costs associated with loan placement or refinancing.

DEFERRED LEASING AND LOAN ACQUISITION COSTS

Costs and commissions incurred in obtaining tenant leases are amortized on the straight-line method over the terms of the related leases. Costs incurred in obtaining long-term financing are amortized to interest expense over the life of the loan using the straight-line method, which approximates the effective interest method.

NONCONTROLLING INTERESTS

Interests in the Operating Partnership held by limited partners are represented by Units. The Operating Partnership's income is allocated to holders of Units based upon the ratio of their holdings to the total Units outstanding during the period. Capital contributions, distributions, and profits and losses are allocated to noncontrolling interests in accordance with the terms of the Operating Partnership agreement.

IRET reflects noncontrolling interests in Mendota Properties LLC, IRET-Golden Jack LLC, and IRET-1715 YDR LLC on the balance sheet for the portion of properties consolidated by IRET that are not wholly owned by IRET. The earnings or losses from these properties attributable to the noncontrolling interests are reflected as net income attributable to noncontrolling interests-consolidated real estate entities in the consolidated statements of operations.

Noncontrolling interests are reported as a separate component of equity. Amounts attributable to the parent for income from continuing operations and discontinued operations are as follows:

2011 Annual Report F-13

NOTE 2 . continued

	(in thousands)
	For Years Ended April 30,
Amounts Attributable to Investors Real Estate Trust	2011	2010	2009

Income from continuing operations - Investors Real Estate Trust	$4,111	$4,444	$8,284
Discontinued Operations - Investors Real Estate Trust	15,971	(443)	242
Net income attributable to Investors Real Estate Trust	$20,082	$4,001	$8,526

INCOME TAXES

IRET operates in a manner intended to enable it to continue to qualify as a REIT under Sections 856-860 of the Internal Revenue Code of 1986, as amended.  Under those sections, a REIT which distributes at least 90% of its REIT taxable income as a dividend to its shareholders each year and which meets certain other conditions will not be taxed on that portion of its taxable income which is distributed to shareholders. For the fiscal years ended April 30, 2011, 2010 and 2009, the Company distributed in excess of 90% of its taxable income and realized capital gains from property dispositions within the prescribed time limits; accordingly, no provision has been made for federal income taxes in the accompanying consolidated financial statements. If the Company fails to qualify as a REIT in any taxable year, the Company will be subject to federal income tax on its taxable income at regular corporate rates (including any alternative minimum tax) and may not be able to qualify as a REIT for the four subsequent taxable years.  Even as a REIT, the Company may be subject to certain state and local income and property taxes, and to federal income and excise taxes on undistributed taxable income.  In general, however, if the Company qualifies as a REIT, no provisions for federal income taxes are necessary except for taxes on undistributed REIT taxable income and taxes on the income generated by a taxable REIT subsidiary (TRS).

The Company has one TRS, acquired during the fourth quarter of fiscal year 2010, which is subject to corporate federal and state income taxes on its taxable income at regular statutory rates.  For fiscal years 2011 and 2010, the Company's TRS had a net operating loss.  There were no income tax provisions or material deferred income tax items for our TRS for the fiscal years ended April 30, 2011 and 2010.  The Company's TRS is the tenant in the Company's Wyoming assisted living facilities.

IRET conducts its business activity as an Umbrella Partnership Real Estate Investment Trust ("UPREIT") through its Operating Partnership. UPREIT status allows IRET to accept the contribution of real estate in exchange for Units. Generally, such a contribution to a limited partnership allows for the deferral of gain by an owner of appreciated real estate.

Distributions for the calendar year ended December 31, 2010 were characterized, for federal income tax purposes, as 28.53% ordinary income and 71.47% return of capital.

REVENUE RECOGNITION

Residential rental properties are leased under operating leases with terms generally of one year or less. Commercial properties are leased under operating leases to tenants for various terms generally exceeding one year. Lease terms often include renewal options. Rental revenue is recognized on the straight-line basis, which averages minimum required rents over the terms of the leases. Rents recognized in advance of collection are reflected as receivable arising from straight-lining of rents, net of allowance for doubtful accounts.  Rent concessions, including free rent, are amortized on a straight-line basis over the terms of the related leases.

Reimbursements from tenants for real estate taxes and other recoverable operating expenses are recognized as revenue in the period the applicable expenditures are incurred. IRET receives payments for these reimbursements from substantially all of its multi-tenant commercial tenants throughout the year.

2011 Annual Report F-14

NOTE 2 . continued

A number of the commercial leases provide for a base rent plus a percentage rent based on gross sales in excess of a stipulated amount. These percentage rents are recorded once the required sales level is achieved.

Interest on mortgage loans receivable is recognized in income as it accrues during the period the loan is outstanding. In the case of non-performing loans, income is recognized as discussed above in the Mortgage Loans Receivable section of this Note 2.

NET INCOME PER SHARE

Basic net income per share is computed as net income available to common shareholders divided by the weighted average number of common shares outstanding for the period. The Company has no potentially dilutive financial interests; the potential exchange of Units for common shares will have no effect on net income per share because Unitholders and common shareholders effectively share equally in the net income of the Operating Partnership.

CREDIT RISK	12 Months Ended
Apr. 30, 2011
Notes To Financial Statements [Abstract]
CREDIT RISK
NOTE 3 . CREDIT RISK

The Company is potentially exposed to credit risk for cash deposited with FDIC-insured financial institutions in accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts.

IRET has entered into a cash management arrangement with First Western Bank, the "Bank" with respect to deposit accounts that exceed FDIC Insurance coverage. On a daily basis, account balances are swept into a repurchase account.  The Bank pledges fractional interests in US Government Securities owned by the Bank at an amount equal to the excess over the uncollected balance in the repurchase account. The amounts deposited by IRET pursuant to the repurchase agreement are not insured by FDIC. At April 30, 2011 and 2010, these amounts totaled $23.5 million and $25.2 million, respectively.

PROPERTY OWNED	12 Months Ended
Apr. 30, 2011
Notes To Financial Statements [Abstract]
PROPERTY OWNED
NOTE 4 . PROPERTY OWNED

Property, consisting principally of real estate, is stated at cost less accumulated depreciation and totaled $1.4 billion and $1.5 billion as of April 30, 2011, and  2010, respectively.

Construction period interest of approximately $152,000, $19,000, and $912,000 has been capitalized for the years ended April 30, 2011, 2010, and 2009, respectively.

The future minimum lease receipts to be received under non-cancellable leases for commercial properties as of April 30, 2011, assuming that no options to renew or buy out the lease are exercised, are as follows:

Year Ended April 30,	(in thousands)
2012	$111,017
2013	100,265
2014	88,497
2015	75,722
2016	64,316
Thereafter	302,096
$741,913

During fiscal year 2011, the Company incurred no losses due to impairment. During fiscal year 2010, the Company incurred a loss of $1.7 million due to impairment of three properties. Two of these properties were subsequently sold and the related impairment charges of $970,000 are reported in discontinued operations for fiscal year 2010. See Note 12 for additional information. For the year ended April 30, 2009, the Company incurred a loss of approximately $338,000 due to impairment of the property formerly used as IRET's Minot headquarters. This property was subsequently sold and the related impairment charge for fiscal year 2009 is reported in discontinued operations. See Note 12 for additional information.

During fiscal year 2010, the Company reached an agreement for final settlement of insurance claims related to a fiscal year 2009 fire loss and realized a $1.7 million gain from involuntary conversion, as the total proceeds of $2.4 million exceeded our estimated basis in the assets requiring replacement.

MORTGAGE LOANS RECEIVABLE - NET	12 Months Ended
Apr. 30, 2011
Notes To Financial Statements [Abstract]
MORTGAGE LOANS RECEIVABLE - NET
NOTE 5 . MORTGAGE LOANS RECEIVABLE - NET

The mortgage loans receivable consists of one contract for deed that is collateralized by real estate. The interest rate on this loan is 7.0% and it matures in fiscal 2013. Future principal payments due under this mortgage loan as of April 30, 2011, are as follows:

Year Ended April 30,	(in thousands)
2012	$2
2013	157
159
Less allowance for doubtful accounts	(3)
$156

There were no non-performing mortgage loans receivable as of April 30, 2011 and 2010.

MARKETABLE SECURITIES	12 Months Ended
Apr. 30, 2011
Notes To Financial Statements [Abstract]
MARKETABLE SECURITIES
NOTE 6 . MARKETABLE SECURITIES

The amortized cost and fair value of marketable securities available-for-sale at April 30, 2011 and 2010 are as follows.

	(in thousands)
2011	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Bank certificates of deposit	$625	$0	$0	$625
	$625	$0	$0	$625

	(in thousands)
2010	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Bank certificates of deposit	$420	$0	$0	$420
	$420	$0	$0	$420

As of April 30, 2011, $275,000 of the investment in bank certificates of deposit will mature in less than one year, $50,000 will mature in May 2012 and the remaining $300,000 will mature in March 2014.

There were no realized gains or losses on sales of securities available-for-sale for the fiscal years ended April 30, 2011, 2010 and 2009. There were no other-than-temporary impairment losses incurred on the securities available-for-sale for the fiscal years ended April 30, 2011, 2010 and 2009.

LINE OF CREDIT	12 Months Ended
Apr. 30, 2011
Notes To Financial Statements [Abstract]
LINE OF CREDIT
NOTE 7 . LINE OF CREDIT

IRET has a line of credit with one financial institution as lead bank as of April 30, 2011. Interest payments on outstanding borrowings are due monthly. This credit facility is summarized in the following table:

	(in thousands)
Financial Institution	Amount Available	Amount Outstanding as of April 30, 2011	Amount Outstanding as of April 30, 2010		Applicable Interest Rate as of April 30, 2011	Maturity Date	Weighted Average Int. Rate on Borrowings during fiscal year 2011

First International Bank & Trust	$50,000	$30,000	$0	(1)	5.65%	8/11/13	5.73%

2011 Annual Report F-16

NOTE 7 . continued

As of April 30, 2011, the Company had one secured line of credit with First International Bank and Trust, Watford City, North Dakota, as lead bank. This line of credit matures on August 11, 2013, and had, as of April 30, 2011, lending commitments of $50.0 million, with the capacity to grow to $60.0 million, subject to identifying additional interested participating banks. Participants in the line of credit include several banks whose previous separate credit lines to the Company were terminated during the second quarter of fiscal year 2011 following their consolidation into the First International Bank-led facility. Participants in this secured credit facility as of April 30, 2011 included, in addition to First International Bank, the following financial institutions:  The Bank of North Dakota; First Western Bank and Trust; Dacotah Bank; United Community Bank of North Dakota; American State Bank & Trust Company and Town & Country Credit Union. As of April 30, 2011, the Company had advanced $30.0 million under the line of credit. The line of credit has a minimum outstanding principal balance requirement of $10.0 million. The interest rate on borrowings under the facility is Wall Street Journal Prime Rate +1.0%, with a floor of 5.65% and a cap of 8.65% during the initial three-year term of the facility; interest-only payments are due monthly based on the total amount of advances outstanding.  The line of credit may be prepaid at par at any time. The facility includes customary loan covenants including restrictions regarding minimum debt-service ratios to be maintained in the aggregate and individually on properties in the collateral pool, and the Company is also required to maintain minimum depository account(s) totaling $6.0 million with First International, of which $1.5 million is to be held in a non-interest bearing account. As of April 30, 2011, 26 properties with a total cost of $122.1 million collateralized this line of credit. As of April 30, 2011, the management of the Company believes it is in compliance with the facility covenants.

(1)
As of April 30, 2010, the Company had $4.0 million in borrowings outstanding under a $14.0 million line of credit with First International Bank and Trust. This $14.0 million line of credit, and three other lines of credit that were outstanding at various times during fiscal years 2011, 2010 and 2009, with, respectively, First Western Bank and Trust, United Community Bank and Dacotah Bank, were replaced by the current multi-bank line of credit.  As of April 30, 2010, the Company had outstanding borrowings at United Community Bank and Dacotah Bank of $1.1 million and $1.5 million, respectively.

MORTGAGES PAYABLE AND LINE OF CREDIT	12 Months Ended
Apr. 30, 2011
Notes To Financial Statements [Abstract]
MORTGAGES PAYABLE AND LINE OF CREDIT
NOTE 8 . MORTGAGES PAYABLE

The Company's mortgages payable are collateralized by substantially all of its properties owned. The majority of the Company's mortgages payable are secured by individual properties or groups of properties, and are non-recourse to the Company, other than for standard carve-out obligations such as fraud, waste, failure to insure, environmental conditions and failure to pay real estate taxes. As of April 30, 2011, the management of the Company believes there are no defaults or material compliance issues in regard to any mortgages payable. Interest rates on mortgages payable range from 2.82% to 8.25%, and the mortgages have varying maturity dates from June 1, 2011, through June 9, 2035.

Of the mortgages payable, the balance of fixed rate mortgages totaled $992.3 million at April 30, 2011 and $1.0 billion at April 30, 2010, and the balances of variable rate mortgages totaled $1.5 million and $29.0 million as of April 30, 2011, and 2010, respectively. The Company does not utilize derivative financial instruments to mitigate its exposure to changes in market interest rates. Most of the fixed rate mortgages have substantial pre-payment penalties. As of April 30, 2011, the weighted average rate of interest on the Company's mortgage debt was 5.92%, compared to 6.17% on April 30, 2010. The aggregate amount of required future principal payments on mortgages payable as of April 30, 2011, is as follows:

Year Ended April 30,	(in thousands)
2012	$58,741
2013	50,092
2014	65,354
2015	92,548
2016	77,771
Thereafter	649,297
Total payments	$993,803

TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Apr. 30, 2011
Notes To Financial Statements [Abstract]
TRANSACTIONS WITH RELATED PARTIES
NOTE 9 . TRANSACTIONS WITH RELATED PARTIES

BANKING SERVICES

The Company has an ongoing banking relationship with First International Bank and Trust, Watford City, North Dakota (First International).  Stephen L. Stenehjem, a member of the Company's Board of Trustees and Audit Committee, is the President and Chief Executive Officer of First International, and the bank is owned by Mr. Stenehjem and members of his family.  Currently, and during fiscal year 2011, the Company has two mortgage loans outstanding with First International, with original principal balances of $3.2 million (Grand Forks MedPark Mall) and $2.4 million (Georgetown Square/Fox River), respectively, bearing interest at 6.25% and 7.25% per annum.  For a portion of fiscal year 2011, the Company had outstanding a third mortgage loan with First International in the amount of approximately $406,000 (Dakota West Plaza), bearing interest at 7.63% per annum; this loan was repaid in the first quarter of fiscal year 2011.  The Company paid interest on these loans of approximately $190,000, $165,000 and $3,000, respectively, in fiscal year 2011, and paid $32,000 in origination fees and closing costs on the Grand Forks MedPark Mall loan.  For a portion of fiscal year 2011, the Company maintained a $14.0 million unsecured line of credit with First International, for which it paid a total of approximately $72,000 in interest during fiscal year 2011.  This line of credit was terminated during the second quarter of fiscal year 2011 and replaced with a multi-bank line of credit with a current capacity of $50.0 million, of which First International is the lead bank and a participant with a $12.0 million commitment.  In fiscal year 2011, the Company paid First International a total of $212,000 in interest on First International's portion of the outstanding balance of this credit line, and paid fees of $219,000.  In connection with this multi-bank line of credit, the Company maintains compensating balances with First International totaling $6.0 million, of which $1.5 million is held in a non-interest bearing account, and $4.5 million is held in an account that pays the Company interest on the deposited amount of 0.75% per annum.  The Company also maintains a number of checking accounts with First International.  In fiscal year 2011, the Company paid less than $500 in total in various bank service and other fees charged on these checking accounts.

In fiscal years 2010 and 2009, the Company paid interest of approximately $238,000 and $91,000, respectively, for borrowing under the $14.0 million line of credit that was subsequently terminated in fiscal year 2011, and paid a $10,000 renewal fee for the line of credit in fiscal year 2010.   In fiscal year 2010, the Company paid interest and fees on outstanding mortgage loans totaling approximately $789,000, and paid interest in fiscal year 2009 on mortgage loans outstanding of approximately $204,000.  In fiscal year 2010 and 2009, the Company paid under $500 in total in various bank service and other fees charged on checking accounts maintained with First International.

Total payments of interest and fees from the Company to First International Bank in fiscal year 2011 were approximately $893,000, in fiscal year 2010 were $1.0 million and in fiscal year 2009 were $295,000.

ACQUISITIONS AND DISPOSITIONS	12 Months Ended
Apr. 30, 2011
Notes To Financial Statements [Abstract]
ACQUISITIONS AND DISPOSITIONS
NOTE 10 . ACQUISITIONS AND DISPOSITIONS IN FISCAL YEARS 2011 AND 2010

PROPERTY ACQUISITIONS

IRET Properties paid approximately $45.6 million for real estate properties added to its portfolio during fiscal year 2011, compared to $55.4 million in fiscal year 2010. Of the $45.6 million paid for real estate properties added to the Company’s portfolio in fiscal year 2011, approximately $5.0 million consisted of the value of limited partnership units of the Operating Partnership and approximately $9.9 million consisted of the assumption of mortgage debt, with the remainder paid in cash. The Company expensed approximately $179,000 of transaction costs related to the acquisitions in fiscal year 2011. Of the $55.4 million paid in fiscal year 2010, approximately $3.9 million was paid in the form of limited partnership units of the Operating Partnership and approximately $2.6 million consisted of the assumption of mortgage debt, with the remainder paid in cash. The Company expensed approximately $230,000 of transaction costs related to the acquisitions in fiscal year 2010. The fiscal year 2011 and 2010 additions are detailed below.

SEGMENT REPORTING	12 Months Ended
Apr. 30, 2011
Notes To Financial Statements [Abstract]
OPERATING SEGMENTS
NOTE 11 . OPERATING SEGMENTS

IRET reports its results in five reportable segments: multi-family residential, commercial office, commercial medical (including senior housing), commercial industrial and commercial retail properties.  The Company's reportable segments are aggregations of similar properties.  The accounting policies of each of these segments are the same as those described in Note 2.

2011 Annual Report F-21

NOTE 11 . continued

Segment information in this report is presented based on net operating income, which we define as total real estate revenues less real estate expenses and real estate taxes (excluding depreciation and amortization related to real estate investments and impairment of real estate investments).  The following tables present real estate revenues and net operating income for the fiscal years ended April 30, 2011, 2010 and 2009 from our five reportable segments, and reconcile net operating income of reportable segments to net income as reported in the consolidated financial statements. Segment assets are also reconciled to Total Assets as reported in the consolidated financial statements.

	(in thousands)
Year Ended April 30, 2011	Multi-Family Residential	Commercial Office	Commercial Medical	Commercial Industrial	Commercial Retail	Total

Real estate revenue	$66,838	$77,747	$66,048	$13,165	$13,387	$237,185
Real estate expenses	34,129	36,055	22,466	4,328	4,932	101,910
Net operating income	$32,709	$41,692	$43,582	$8,837	$8,455	135,275
Depreciation/amortization						(58,488)
Administrative, advisory and trustee services						(7,222)
Other expenses						(1,774)
Interest expense						(63,941)
Interest and other income						541
Income from continuing operations						4,391
Income from discontinued operations						19,960
Net income						$24,351

	(in thousands)
Year Ended April 30, 2010	Multi-Family Residential	Commercial Office	Commercial Medical	Commercial Industrial	Commercial Retail	Total

Real estate revenue	$65,478	$82,079	$57,439	$13,095	$13,224	$231,315
Real estate expenses	32,615	36,833	17,904	4,121	4,805	96,278
Gain on involuntary conversion	1,660	0	0	0	0	1,660
Net operating income	$34,523	$45,246	$39,535	$8,974	$8,419	136,697
Depreciation/amortization						(57,416)
Administrative, advisory and trustee services						(6,218)
Other expenses						(2,513)
Impairment of real estate investment						(708)
Interest expense						(65,581)
Interest and other income						894
Income from continuing operations						5,155
Loss from discontinued operations						(570)
Net income						$4,585

	(in thousands)
Year Ended April 30, 2009	Multi-Family Residential	Commercial Office	Commercial Medical	Commercial Industrial	Commercial Retail	Total

Real estate revenue	$65,632	$83,446	$52,547	$12,488	$14,207	$228,320
Real estate expenses	31,315	37,644	16,046	3,142	5,053	93,200
Net operating income	$34,317	$45,802	$36,501	$9,346	$9,154	135,120
Depreciation/amortization						(54,395)
Administrative, advisory and trustee fees						(4,882)
Other expenses						(1,440)
Interest expense						(64,928)
Interest and other income						913
Income from continuing operations						10,388
Income from discontinued operations						325
Net income						10,713

2011 Annual Report F-22

NOTE 11 . continued

Segment Assets and Accumulated Depreciation

	(in thousands)
As of April 30, 2011	Multi-Family Residential	Commercial Office	Commercial Medical	Commercial Industrial	Commercial Retail	Total

Segment assets
Property owned	$484,815	$595,491	$447,831	$117,602	$125,059	$1,770,798
Less accumulated depreciation	(117,718)	(104,650)	(65,367)	(17,713)	(23,504)	(328,952)
Total property owned	$367,097	$490,841	$382,464	$99,889	$101,555	$1,441,846
Cash and cash equivalents						41,191
Marketable securities - available-for-sale						625
Receivables and other assets						115,302
Development in progress						9,693
Unimproved land						6,550
Mortgage loans receivable, net of allowance						156
Total Assets						$1,615,363

	(in thousands)
As of April 30, 2010	Multi-Family Residential	Commercial Office	Commercial Medical	Commercial Industrial	Commercial Retail	Total

Segment assets
Property owned	$556,867	$582,943	$430,229	$113,249	$117,231	$1,800,519
Less accumulated depreciation	(129,922)	(88,656)	(53,641)	(15,481)	(20,926)	(308,626)
Total property owned	$426,945	$494,287	$376,588	$97,768	$96,305	$1,491,893
Cash and cash equivalents						54,791
Marketable securities - available-for-sale						420
Receivables and other assets						104,830
Development in progress						2,831
Unimproved land						6,007
Mortgage loans receivable, net of allowance						158
Total Assets						$1,660,930

DISCONTINUED OPERATIONS	12 Months Ended
Apr. 30, 2011
Notes To Financial Statements [Abstract]
DISCONTINUED OPERATIONS
NOTE 12 . DISCONTINUED OPERATIONS

The Company reports in discontinued operations the results of operations of a property that has either been disposed of or is classified as held for sale. The Company also reports any gains or losses from the sale of a property in discontinued operations. There were no properties classified as held for sale as of April 30, 2011, 2010 and 2009. The following information shows the effect on net income and the gains or losses from the sale of properties classified as discontinued operations for the fiscal years ended April 30, 2011, 2010 and 2009.  The financial statements have been restated to reflect the property sold during the six months ended October 31, 2011.  During the second quarter of fiscal year 2012 the Company sold a retail property in Livingston, Montana.

2011 Annual Report F-23

NOTE 12 . continued

	(in thousands)
	2011	2010	2009
REVENUE
Real estate rentals	$6,123	$11,393	$11,605
Tenant reimbursement	36	67	80
TOTAL REVENUE	6,159	11,460	11,685
EXPENSES
Depreciation/amortization related to real estate investments	1,182	2,339	2,311
Utilities	558	957	863
Maintenance	708	1,236	1,172
Real estate taxes	638	1,319	1,366
Insurance	110	290	187
Property management expenses	856	1,461	1,363
Other expenses	1	0	0
Amortization related to non-real estate investments	4	8	8
Impairment of real estate investments	0	970	338
TOTAL EXPENSES	4,057	8,580	7,608
Interest expense	(1,512)	(3,525)	(3,815)
Interest income	5	7	9
Income (loss) from discontinued operations before gain on sale	595	(638)	271
Gain on sale of discontinued operations	19,365	68	54
INCOME (LOSS) FROM DISCONTINUED OPERATIONS	$19,960	$(570)	$325
Segment Data
Multi-Family Residential	$19,224	$437	$560
Commercial Office	0	(169)	(338)
Commercial Medical	(8)	14	11
Commercial Industrial	726	(23)	(12)
Commercial Retail	18	(829)	104
Total	$19,960	$(570)	$325

	(in thousands)
	2011	2010	2009
Property Sale Data
Sales price	$83,330	$560	$70
Net book value and sales costs	(63,965)	(492)	(16)
Gain on sale of discontinued operations	$19,365	$68	$54

EARNINGS PER SHARE	12 Months Ended
Apr. 30, 2011
Notes To Financial Statements [Abstract]
EARNINGS PER SHARE
NOTE 13 . EARNINGS PER SHARE

Basic earnings per share is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the period. The Company has no outstanding options, warrants, convertible stock or other contractual obligations requiring issuance of additional common shares that would result in a dilution of earnings. Units can be exchanged for shares on a one-for-one basis after a minimum holding period of one year. The following table presents a reconciliation of the numerator and denominator used to calculate basic and diluted earnings per share reported in the consolidated financial statements for the fiscal years ended April 30, 2011, 2010 and 2009:

2011 Annual Report F-24

NOTE 13 . continued

	For Years Ended April 30,
	(in thousands, except per share data)
	2011	2010	2009
NUMERATOR
Income from continuing operations - Investors Real Estate Trust	$4,116	$4,444	$8,284
Income (loss) from discontinued operations - Investors Real Estate Trust	15,966	(443)	242
Net income attributable to Investors Real Estate Trust	20,082	4,001	8,526
Dividends to preferred shareholders	(2,372)	(2,372)	(2,372)
Numerator for basic earnings per share - net income available to common shareholders	17,710	1,629	6,154
Noncontrolling interests - Operating Partnership	4,449	562	2,227
Numerator for diluted earnings per share	$22,159	$2,191	$8,381
DENOMINATOR
Denominator for basic earnings per share weighted average shares	78,628	69,093	58,603
Effect of convertible operating partnership units	20,154	20,825	21,217
Denominator for diluted earnings per share	98,782	89,918	79,820
Earnings per common share from continuing operations - Investors Real Estate Trust - basic and diluted	$.02	$.04	$.10
Earnings (loss) per common share from discontinued operations - Investors Real Estate Trust - basic and diluted	.20	(.01)	.01
NET INCOME PER COMMON SHARE - BASIC & DILUTED	$.22	$.03	$.11

RETIREMENT PLANS	12 Months Ended
Apr. 30, 2011
Notes To Financial Statements [Abstract]
RETIREMENT PLANS
NOTE 14 . RETIREMENT PLANS

IRET sponsors a defined contribution profit sharing retirement plan and a defined contribution 401(k) plan.  IRET's defined contribution profit sharing retirement plan is available to employees over the age of 21 who have completed one year of service.  Participation in IRET's defined contribution 401(k) plan is available to employees over the age of 21 who have completed one year of service and who work at least 1,000 hours per calendar year, and employees participating in the 401(k) plan may contribute up to maximum levels established by the IRS.  Employer contributions to the profit sharing and 401(k) plans are at the discretion of the Company's management.  IRET expects to contribute not more than 3.5% of the salary of each employee participating in the profit sharing plan, and currently matches, dollar for dollar, employee contributions to the 401(k) plan in an amount equal to up to 4.0% of the salary of each employee participating in the 401(k) plan, for a total expected contribution of not more than 7.5% of the salary of each of the employees participating in both plans. Contributions by IRET to the profit sharing plan are subject to a vesting schedule; contributions by IRET under the 401(k) plan are fully vested when made.  IRET's contributions to these plans on behalf of employees totaled approximately $598,000 in fiscal year 2011, $400,000 in fiscal year 2010 and $356,000 in fiscal year 2009.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Apr. 30, 2011
Notes To Financial Statements [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 15 . COMMITMENTS AND CONTINGENCIES

Ground Leases. As of April 30, 2011, the Company is a tenant under operating ground or air rights leases on eleven of its properties. The Company pays a total of approximately $501,000 per year in rent under these ground leases, which have remaining terms ranging from 1.3 to 90 years, and expiration dates ranging from July 2012 to October 2100. The Company has renewal options for five of the eleven ground leases, and rights of first offer or first refusal for the remainder.

The expected timing of ground and air rights lease payments as of April 30, 2011 is as follows:

(in thousands)
Year Ended April 30,	Lease Payments
2012	$501
2013	499
2014	500
2015	501
2016	473
Thereafter	22,486
Total	$24,960

2011 Annual Report F-25

NOTE 15 . continued

Legal Proceedings. IRET is involved in various lawsuits arising in the normal course of business. Management believes that such matters will not have a material effect on the Company's financial statements.

Environmental Matters. It is generally IRET's policy to obtain a Phase I environmental assessment of each property that the Company seeks to acquire.  Such assessments have not revealed, nor is the Company aware of, any environmental liabilities that IRET believes would have a material adverse effect on IRET's financial position or results of operations. IRET owns properties that contain or potentially contain (based on the age of the property) asbestos or lead, or have underground fuel storage tanks. For certain of these properties, the Company estimated the fair value of the conditional asset retirement obligation and chose not to book a liability, because the amounts involved were immaterial. With respect to certain other properties, the Company has not recorded any related asset retirement obligation, as the fair value of the liability cannot be reasonably estimated, due to insufficient information. IRET believes it does not have sufficient information to estimate the fair value of the asset retirement obligations for these properties because a settlement date or range of potential settlement dates has not been specified by others, and, additionally, there are currently no plans or expectation of plans to sell or to demolish these properties, or to undertake major renovations that would require removal of the asbestos, lead and/or underground storage tanks.  These properties are expected to be maintained by repairs and maintenance activities that would not involve the removal of the asbestos, lead and/or underground storage tanks.  Also, a need for renovations caused by tenant changes, technology changes or other factors has not been identified.

Tenant Improvements.  In entering into leases with tenants, IRET may commit itself to fund improvements or build-outs of the rented space to suit tenant requirements.  These tenant improvements are typically funded at the beginning of the lease term, and IRET is accordingly exposed to some risk of loss if a tenant defaults prior to the expiration of the lease term, and the rental income that was expected to cover the cost of the tenant improvements is not received.  As of April 30, 2011, the Company is committed to fund approximately $5.1 million in tenant improvements, within approximately the next 12 months.

Purchase Options. The Company has granted options to purchase certain IRET properties to tenants in these properties, under lease agreements.  In general, the options grant the tenant the right to purchase the property at the greater of such property's appraised value or an annual compounded increase of a specified percentage of the initial cost of the property to IRET. The property cost and gross rental revenue of these properties are as follows:

2011 Annual Report F-26

NOTE 15 . continued
	(in thousands)
		Gross Rental Revenue
Property	Investment Cost	2011	2010	2009
Billings 2300 Grant Road - Billings, MT	$2,522	$226	$0	$0
Edgewood Vista-Belgrade, MT	2,135	191	196	196
Edgewood Vista-Billings, MT	4,274	384	396	396
Edgewood Vista-Bismarck, ND	10,903	1,031	1,008	1,008
Edgewood Vista-Brainerd, MN	10,667	1,010	988	988
Edgewood Vista-Columbus, NE	1,481	131	136	136
Edgewood Vista-East Grand Forks, MN	4,996	475	465	464
Edgewood Vista-Fargo, ND	26,087	2,415	2,387	2,065
Edgewood Vista-Fremont, NE	588	72	72	72
Edgewood Vista-Grand Island, NE	1,431	129	132	132
Edgewood Vista-Hastings, NE	606	76	76	76
Edgewood Vista-Hermantown I, MN	21,510	2,404	2,359	2,040
Edgewood Vista-Hermantown II, MN	12,359	1,170	1,144	1,144
Edgewood Vista-Kalispell, MT	624	76	76	76
Edgewood Vista-Missoula, MT	999	96	96	96
Edgewood Vista-Norfolk, NE	1,332	122	124	124
Edgewood Vista-Omaha, NE	676	80	80	80
Edgewood Vista-Sioux Falls, SD	3,353	312	312	312
Edgewood Vista-Spearfish, SD	9,569	642	628	628
Edgewood Vista-Virginia, MN	17,132	2,054	2,008	1,736
Fargo 1320 45th Street N - Fargo, ND	4,160	333	0	0
Great Plains - Fargo, ND	15,375	1,876	1,876	1,876
Healtheast St John & Woodwinds - Maplewood & Woodbury, MN	21,601	2,152	2,152	2,052
Minnesota National Bank - Duluth, MN	1,745	105	164	211
Missoula 3050 Great Northern - Missoula, MT	2,723	243	0	0
Sartell 2000 23rd Street South - Sartell, MN	12,693	1,209	1,173	1,292
St. Michael Clinic - St. Michael, MN	2,851	244	241	240
Stevens Point - Stevens Point, WI	15,020	1,104	1,356	1,356
Total	$209,412	$20,362	$19,645	$18,796

Income Guarantees. In connection with its acquisition in April 2004 of a portfolio of properties located in and near Duluth, Minnesota, the Company received from the seller of the properties a guarantee, for five years from the closing date of the acquisition, of a specified minimum amount of annual net operating income, before debt service (principal and interest payments), from two of the properties included in the portfolio. The income guarantee expired on April 30, 2009, and the final payment of approximately $215,000 was received in July 2009.

Restrictions on Taxable Dispositions.  Approximately 136 of the Company's properties, consisting of approximately 7.5 million square feet of our combined commercial segment's properties and 3,888 apartment units, are subject to restrictions on taxable dispositions under agreements entered into with some of the sellers or contributors of the properties.  The real estate investment amount of these properties (net of accumulated depreciation) was approximately $854.6 million at April 30, 2011. The restrictions on taxable dispositions are effective for varying periods.  The terms of these agreements generally prevent us from selling the properties in taxable transactions.  The Company does not believe that the agreements materially affect the conduct of its business or its decisions whether to dispose of restricted properties during the restriction period because the Company generally holds these and its other properties for investment purposes, rather than for sale. Historically, however, where the Company has deemed it to be in its shareholders' best interests to dispose of restricted properties, the Company has done so through transactions structured as tax-deferred transactions under Section 1031 of the Internal Revenue Code.

Redemption Value of UPREIT Units.  The limited partnership units ("UPREIT Units") of the Company's operating partnership, IRET Properties, are redeemable at the option of the holder for cash, or, at our option, for the Company's common shares of beneficial interest on a one-for-one basis, after a minimum one-year holding period.  All UPREIT Units receive the same cash distributions as those paid on common shares.  UPREIT Units are redeemable for an amount of cash per Unit equal to the average of the daily market price of an IRET common share

2011 Annual Report F-27

NOTE 15 . continued

for the ten consecutive trading days immediately preceding the date of valuation of the Unit.  As of April 30, 2011 and 2010, the aggregate redemption value of the then-outstanding UPREIT Units of the operating partnership owned by limited partners was approximately $188.0 million and $180.3 million, respectively.

Joint Venture Buy/Sell Options.  Certain of IRET's joint venture agreements contain buy/sell options in which each party under certain circumstances has the option to acquire the interest of the other party, but do not generally require that the Company buy its partners' interests. IRET has one joint venture which allows IRET's unaffiliated partner, at its election, to require that IRET buy its interest at a purchase price to be determined by an appraisal conducted in accordance with the terms of the agreement, or at a negotiated price. The redeemable noncontrolling interests in this joint venture are presented on the consolidated balance sheets at the greater of their carrying amount or redemption value at the end of each reporting period. The Company has not recorded a liability or the related asset that would result from the acquisition in connection with the above potential obligation because the probability of the unaffiliated partner requiring IRET to buy their interest is not currently determinable.

Pending Acquisitions.  As of April 30, 2011, the Company had signed purchase agreements to acquire the following properties; all of these pending acquisitions are subject to various closing conditions and contingencies, and no assurances can be given that any of these acquisitions will be completed:

A 147-unit multi-family residential property in St. Cloud, Minnesota for a purchase price totaling approximately $10.9 million, of which approximately $7.2 million would consist of the assumption of existing debt, with the remaining approximately $3.7 million paid in cash (approximately $2.2 million) and by the issuance of limited partnership units of the Operating Partnership valued at approximately $1.5 million; and

Six senior housing projects located in Boise, Idaho and towns surrounding Boise, with a total of approximately 209 units, for a total purchase price of approximately $29.5 million.  The Company has solicited multiple offers for debt placement and currently expects that this acquisition will close in the second quarter of the current fiscal year.

Development Projects.   The Company has various contracts outstanding with third parties in connection with ongoing development projects.  As of April 30, 2011, contractual commitments for development projects are as follows:

Multi-Family Conversion, Minot, North Dakota: The Company is planning to convert an existing approximately 15,000 square foot commercial office building in Minot, North Dakota to a 24-unit multi-family residential property, for an estimated total cost of $2.2 million. As of April 30, 2011, the Company had incurred approximately $280,000 of these project costs. Work on this project has been postponed, as Company employees and other resources are directed to the supervision of repairs at Company properties damaged by the recent flooding in Minot, North Dakota.

Buffalo Mall Theaters, Jamestown, North Dakota: The Company committed to fund the construction of six movie theaters at its existing Buffalo Mall property in Jamestown, North Dakota, for an estimated construction cost of $2.1 million and expected completion in the first quarter of fiscal year 2012.  As of April 30, 2011, the Company had incurred approximately $1.5 million of these construction costs. A certificate of occupancy was issued for this project in June 2011.

Senior Housing Memory Care Conversion and Additional Assisted Living Units, Wyoming: The Company has committed and funded construction and remodeling costs to convert a portion of  the Company's existing Wyoming senior housing facility at Cheyenne, Wyoming to incorporate a specialized memory care unit. In the third quarter of fiscal year 2011, the Company had incurred $309,000, the total expected cost of the memory-care conversion.  A certificate of occupancy for the memory care unit was issued in March 2011. Additionally, the Company is currently constructing an additional approximately 28 assisted living units and 16 memory care units at its existing Meadow Wind senior housing facility in Casper, Wyoming. The Company estimates that construction costs for this expansion project will total approximately $4.5 million and the project will be completed in the second quarter of fiscal year 2012.

2011 Annual Report F-28

NOTE 15 . continued

Trinity Hospital Build-to-Suit, Minot, North Dakota: The Company has committed to construct an approximately 25,000 square-foot, one-story medical clinic for Trinity Health, a non-profit healthcare organization based in Minot, North Dakota, on land owned by the Company adjacent to the Company's existing headquarters building in Minot. Construction of this build-to-suit facility began in the second quarter of fiscal year 2011, with completion and occupancy by Trinity expected in the second quarter of fiscal year 2012.  Estimated total project costs (excluding the value of the land) are $7.4 million, of which, as of April 30, 2011, the Company had incurred approximately $4.8 million.

In addition to the above contractually committed development projects, the Company is also renovating and upgrading the eight existing condominium units at its Georgetown Square Condominium project in Grand Chute, Wisconsin (formerly known as Fox River).  The Company is evaluating the construction of additional units, based on market needs.  The Company estimates total renovation costs for the existing eight units at a maximum of $280,000.

FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Apr. 30, 2011
Notes To Financial Statements [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 16 . FAIR VALUE OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used to estimate the fair value of each class of financial instruments.

Mortgage Loans Receivable. Fair values are based on the discounted value of future cash flows expected to be received for a loan using current rates at which similar loans would be made to borrowers with similar credit risk and the same remaining maturities. Terms are short term in nature and carrying value approximates the estimated fair value.

Cash and Cash Equivalents. The carrying amount approximates fair value because of the short maturity.

Marketable Securities. The fair values of these instruments are estimated based on quoted market prices for the security.

Other Debt. The fair value of other debt is estimated based on the discounted cash flows of the loan using current market rates.

Lines of Credit.  The carrying amount approximates fair value because the variable rate debt re-prices frequently.

Mortgages Payable. For variable rate loans that re-price frequently, fair values are based on carrying values. The fair value of fixed rate loans is estimated based on the discounted cash flows of the loans using current market rates.

The estimated fair values of the Company's financial instruments as of April 30, 2011 and 2010, are as follows:

	(in thousands)
	2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
FINANCIAL ASSETS
Mortgage loans receivable	$156	$156	$158	$158
Cash and cash equivalents	41,191	41,191	54,791	54,791
Marketable securities - available-for-sale	625	625	420	420
FINANCIAL LIABILITIES
Other debt	8,200	7,279	1,000	1,142
Lines of credit	30,000	30,000	6,550	6,550
Mortgages payable	993,803	1,013,713	1,057,619	1,015,879

COMMON AND PREFERRED SHARES OF BENEFICIAL INTEREST AND SHAREHOLDERS' EQUITY	12 Months Ended
Apr. 30, 2011
Notes To Financial Statements [Abstract]
COMMON AND PREFERRED SHARES OF BENEFICIAL INTEREST AND SHAREHOLDERS' EQUITY
NOTE 17 . COMMON AND PREFERRED SHARES OF BENEFICIAL INTEREST AND EQUITY

Distribution Reinvestment and Share Purchase Plan.  During fiscal years 2011 and 2010, IRET issued 1.7 million and 1.4 million common shares, respectively, pursuant to its distribution reinvestment and share purchase plan, at a total value at issuance of $14.5 million and $11.9 million, respectively. The shares issued under the distribution reinvestment and share purchase plan during fiscal year 2011 consisted of 1.3 million shares valued at issuance at $11.4 million that were issued for reinvested distributions and approximately 372,000 shares valued at $3.1 million

2011 Annual Report F-29

NOTE 17 . continued

at issuance that were sold for voluntary cash contributions. The shares issued under the distribution reinvestment and share purchase plan during fiscal year 2010 consisted of 1.2 million shares valued at issuance at $10.5 million that were issued for reinvested distributions and approximately 165,000 shares valued at $1.4 million at issuance that were sold for voluntary cash contributions. IRET's distribution reinvestment plan is available to common shareholders of IRET and all limited partners of IRET Properties. Under the distribution reinvestment plan, shareholders or limited partners may elect to have all or a portion of their distributions used to purchase additional IRET common shares, and may elect to make voluntary cash contributions for the  purchase of IRET common shares, at a discount (currently 5%) from the market price.

Conversion of Units to Common Shares.  During fiscal years 2011 and 2010, respectively, approximately 1.0 million and 707,000 Units were converted to common shares, with a total value of $6.9 million and $3.8 million included in equity.

Issuance of Common Shares.  In September 2008, the Company filed a shelf registration statement on Form S-3 to offer for sale from time to time common shares and preferred shares.  This registration statement was declared effective in October 2008.  The Company may sell any combination of common shares and preferred shares up to an aggregate initial offering price of $150.0 million during the period that the registration statement remains effective.

During fiscal year 2011, the Company sold 1.8 million common shares under this registration statement, under its continuous offering program with Robert W. Baird & Co. Incorporated as sales agent, for net proceeds of approximately $15.0 million, before offering expenses but after underwriting discounts and commissions.  As of April 30, 2011, the Company had available securities under this registration statement in the aggregate amount of approximately $18.2 million.  This amount is reserved for issuance under the Company's continuous offering program with Robert W. Baird & Co. Incorporated.

In April 2010, the Company filed a shelf registration statement on Form S-3 to register any combination of common shares and preferred shares up to an aggregate initial offering price of $150.0 million during the period that the registration statement remains effective.  To date the Company has not issued any common or preferred shares under this registration statement.

Series A Cumulative Redeemable Preferred Shares of Beneficial Interest.  During fiscal year 2004, the Company issued 1,150,000 shares of 8.25% Series A Cumulative Redeemable Preferred Shares of Beneficial Interest for total proceeds of $27.3 million, net of selling costs. Holders of the Company's Series A Cumulative Redeemable Preferred Shares of Beneficial Interest are entitled to receive dividends at an annual rate of 8.25% of the liquidation preference of $25 per share, or $2.0625 per share per annum. These dividends are cumulative and payable quarterly in arrears. The shares are not convertible into or exchangeable for any other property or any other securities of the Company at the election of the holders. However, the Company, at its option, may redeem the shares at a redemption price of $25.00 per share, plus any accrued and unpaid distributions through the date of redemption. The shares have no maturity date and will remain outstanding indefinitely unless redeemed by the Company.

QUARTERLY RESULTS OF CONSOLIDATED OPERATIONS (unaudited)	12 Months Ended
Apr. 30, 2011
Notes To Financial Statements [Abstract]
QUARTERLY RESULTS OF CONSOLIDATED OPERATIONS (unaudited)
NOTE 18 . QUARTERLY RESULTS OF CONSOLIDATED OPERATIONS (unaudited)

	(in thousands, except per share data)
QUARTER ENDED	July 31, 2010	October 31, 2010	January 31, 2011	April 30, 2011
Total revenue as previously reported	$59,176	$58,904	$60,203	$59,124
Reclassified to discontinued operations	$51	$57	$57	$57
Adjusted total revenues	$59,125	$58,847	$60,146	$59,067
Net Income available to common shareholders	$1,393	$5,226	$11,240	$(149)
Net Income per common share - basic & diluted	$.02	$.07	$.14	$(.01)

2011 Annual Report F-30

NOTE 18 . continued
	(in thousands, except per share data)
QUARTER ENDED	July 31, 2009	October 31, 2009	January 31, 2010	April 30, 2010
Total revenue as previously reported	$58,009	$56,758	$57,335	$59,409
Reclassified to discontinued operations	$49	$49	$49	$49
Adjusted total revenues	$57,960	$56,709	$57,286	$59,360
Net Income available to common shareholders	$1,424	$(308)	$(141)	$654
Net Income per common share - basic & diluted	$.02	$.00	$.00	$.01

The above financial information is unaudited. In the opinion of management, all adjustments (which are of a normal recurring nature) have been included for a fair presentation.

REDEEMABLE NONCONTROLLING INTERESTS	12 Months Ended
Apr. 30, 2011
Notes To Financial Statements [Abstract]
REDEEMABLE NONCONTROLLING INTERESTS
NOTE 19 . REDEEMABLE NONCONTROLLING INTERESTS

Redeemable noncontrolling interests on our consolidated balance sheets represent the noncontrolling interest in a joint venture of the Company in which the Company's unaffiliated partner, at its election, can require the Company to buy its interest at a purchase price to be determined by an appraisal conducted in accordance with the terms of the agreement, or at a negotiated price. Redeemable noncontrolling interests are presented at the greater of their carrying amount or redemption value at the end of each reporting period. Changes in the value from period to period are charged to common shares of beneficial interest on our consolidated balance sheets.  As of April 30, 2011, 2010 and 2009, the estimated redemption value of the redeemable noncontrolling interests was $987,000, $1.8 million and $1.7 million, respectively.  Below is a table reflecting the activity of the redeemable noncontrolling interests.

	(in thousands)
	2011	2010	2009
Balance at beginning of fiscal year	$1,812	$1,737	$1,802
Net income	(13)	60	53
Net distributions	(442)	(177)	(112)
Mark-to-market adjustments	(370)	192	(6)
Balance at close of fiscal year	$987	$1,812	$1,737

SUBSEQUENT EVENTS	12 Months Ended
Apr. 30, 2011
Notes To Financial Statements [Abstract]
SUBSEQUENT EVENTS
NOTE 20 . SUBSEQUENT EVENTS

Common and Preferred Share Distributions. On June 30, 2011, the Company paid a distribution of 51.56 cents per share on the Company's Series A Cumulative Redeemable Preferred Shares to preferred shareholders of record on June 15, 2011. On July 1, 2011, the Company paid a distribution of 17.15 cents per share on the Company's common shares and units, to common shareholders and Unitholders of record on June 15, 2011. Subsequent to the end of fiscal year 2011, the Company's Board of Trustees approved a plan to reduce the Company's quarterly distribution to $0.1300 from $0.1715 per common share and limited partnership unit, effective with the next quarterly distribution planned for October 3, 2011.  The Board currently intends to maintain this level of cash distribution for at least the next four quarters.  All future distributions remain subject to the discretion of the Company's Board of Trustees.

Pending Acquisitions.  Subsequent to the end of fiscal year 2011, the Company signed purchase agreements to acquire the following properties; all of these pending acquisitions are subject to various closing conditions and contingencies, and no assurances can be given that any of these acquisitions will be completed:

Two multi-family residential projects in Billings, Montana with a total of 36 units, for a purchase price totaling approximately $2.1 million, of which approximately $2.0 million would be paid through the issuance of limited partnership units of the Operating Partnership; and

Two multi-family residential properties in Sioux Falls, South Dakota, with 50 units and 24 units, respectively, for purchase prices of $4.7 million and $2.3 million, respectively, to be paid in cash.

Subsequent to the end of fiscal year 2011, the Company terminated its previously-disclosed agreement for the purchase of a retail property located in Robbinsdale, Minnesota.

2011 Annual Report F-31

NOTE 20 . continued

Development Project.  In addition to the ongoing development projects discussed in Note 15 above, subsequent to the end of fiscal year 2011, in June 2011, the Company commenced construction on an approximately 159-unit apartment project in Rochester, Minnesota, located adjacent to its existing Quarry Ridge Apartment Homes.  The Company currently estimates that construction costs will total approximately $19.4 million, and that the project will be completed in approximately 14 months.

Flood Damage. The Company has two properties in Minot, North Dakota that were directly affected by the recent extensive Souris River flooding.  The Company's Arrowhead Shopping Center and Chateau Apartments were flooded in late June 2011. The Company carries flood insurance covering both properties, with a total deductible of $200,000.  The approximately 78,095 net rentable square foot Arrowhead Shopping Center has an investment cost (initial cost plus improvements) of approximately $7.2 million, and was 100.0% occupied as of April 30, 2011.  The building is insured for $7.5 million in building value, plus an additional $250,000 or 20% of the amount of damage from which such costs resulted, whichever is greater, for debris removal.  Additionally, the Company is insured for loss of rents at the property for one year.  Total gross revenue from the Arrowhead Shopping Center in fiscal year 2011 was approximately $711,000.

The 64-unit Chateau Apartment building has an investment cost of approximately $3.6 million, and was 98.4% occupied as of April 30, 2011.  The building is insured for $4.5 million in building value, plus an additional $250,000 or 20% of the amount of damage from which such costs resulted, whichever is greater, for debris removal.  Additionally, the Company is insured for loss of rents at the property for one year.  Total gross revenue from the Chateau Apartments in fiscal year 2011 was approximately $648,000.  The Company had been in the process of refinancing its mortgage on the Chateau Apartment property, which matured on July 1, 2011; the Company instead paid off the $1.7 million mortgage using available cash.

The Company continues to monitor closely its Cottonwood and Westwood Apartments in Bismarck, North Dakota, both of which have been sandbagged as the Missouri River in Bismarck continues at high levels in June and July 2011.  The Company's Arbor Apartments in South Sioux City, Nebraska are also being closely monitored, as Missouri River flood risk continues there.  The Company currently does not expect material financial or operational disruptions due to these above-described flood incidents and flood risk.

Document Information	12 Months Ended
Apr. 30, 2011
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr 30, 2011

Entity Information (USD $)	12 Months Ended
Apr. 30, 2011
Entity Registrant Name	INVESTORS REAL ESTATE TRUST
Entity Central Index Key	0000798359
Current Fiscal Year End Date	--04-30
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float	$ 679,638,043
Entity Common Stock Shares Outstanding	80,771,119
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY